Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligations
Foreign currency translation	$ 46,505	$ (11,998)
Service cost	18,617	15,900	10,704
Interest cost	29,513	26,859	26,194
Transfer of plan participants	220	(32)
Actuarial (gain) loss	234,199	(34,698)
Benefits paid	(19,182)	(16,817)
Other adjustments		2,203
Change in plan assets
Fair value of plan assets at end of year	248,495	228,393
Actual return on plan assets	(3,600)		23,058
Employer contributions	42,365	11,339
Benefits paid, fair value	(16,402)	(14,295)
Fair value of plan assets at end of year	270,858	248,495	228,393
Funded status, end of year
Funded status at end of year	606,864	412,365
Amounts recognized in consolidated balance sheets
Pension liabilities, current	4,151	4,221
Pension liabilities, noncurrent	642,318	435,858
Pension plan with an accumulated benefit obliagation in excess of plan assets
Accumulated benefit obligation for all defined benefit plans	811,359	614,576
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	811,359	614,576
Net amount recognized
Benefit plans offered by other subsidiaries	41,990	29,321
Net amount recognized	$ 648,854	$ 441,686